Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	Revenue
    Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)

Top client	$87,231	$80,857	$233,930	$270,416
Clients 2-5	182,229	176,598	568,573	512,883
Clients 6-10	89,062	91,134	249,807	247,309
Clients 11-25	118,156	134,111	344,463	399,877
Other	225,051	227,741	640,286	649,945

Total	$701,729	$710,441	$2,037,059	$2,080,430
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
    Accounts receivables and unbilled revenue are as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$519,709	$535,088
Unbilled services (unbilled revenue)	440,379	422,769
Accounts receivable and unbilled revenue	960,088	957,857
Allowance for credit losses	(9,073)	—
Allowance for doubtful debts	—	(7,380)

Accounts receivable and unbilled revenue, net	$951,015	$950,477

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$440,379	$422,769	$17,610	4.2%
Unearned revenue (payments on account)	(450,906)	(366,988)	(83,918)	22.9%

Net balance	$(10,527)	$55,781	$(66,308)	(118.9)%

    Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled services and therefore contract assets rather than accounts receivables when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

    Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right to set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Condensed Consolidated Balance Sheet.

    Unbilled services as at September 30, 2020 increased by $17.6 million compared to December 31, 2019. Unearned revenue increased by $83.9 million over the same period resulting in a decrease of $66.3 million in the net balance of unbilled services and unearned revenue or payments on account between December 31, 2019 and September 30, 2020. These fluctuations are primarily due to timing of payments and invoicing related to the Group's clinical trial management contracts. Billings and payments are established by contractual provisions including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contracts when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.

    The credit loss expense and allowance for credit losses recognized on the Group's receivables and unbilled services was de minimis for the nine months ended September 30, 2020 and September 30, 2019.
As of September 30, 2020 approximately $6.1 billion of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 43% of the unsatisfied performance obligation over the next 12 months, with the remainder recognized thereafter over the duration of the customer contracts.